ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 819,911	$ 118,876	¥ 728,934
Short-term investments	2,923,864	423,920	2,774,000
Prepaid expenses and other current assets	399,897	57,980	250,068
Total current assets	4,166,477	604,082	3,936,786
TOTAL ASSETS	4,876,175	706,979	5,024,666
Accrued expenses and other current liabilities	662,189	96,009	693,265
Total current liabilities	1,609,222	233,316	1,760,268
TOTAL LIABILITIES	1,780,346	258,126	2,143,724
Additional paid-in capital	7,915,899	1,147,697	7,793,234
Accumulated other comprehensive loss	(64,062)	(9,288)	(143,111)
Statutory reserves	40,380	5,855	40,380
Accumulated deficit	(4,796,503)	(695,428)	(4,809,675)
TOTAL SHAREHOLDERS' EQUITY	3,095,829	448,853	2,880,942		¥ 5,729,855	¥ 1,557,355
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,876,175	706,979	5,024,666
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	67	10	66
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	48	7	48
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	3,731	541	11,260	$ 1,633	¥ 8,430	¥ 61,635
Short-term investments	734,142	106,441	885,420
Prepaid expenses and other current assets	1,787	259	463
Amounts due from subsidiaries and VIEs	6,459,723	936,572	5,777,602
Total current assets	7,199,383	1,043,813	6,674,745
TOTAL ASSETS	7,199,383	1,043,813	6,674,745
Accrued expenses and other current liabilities	5,072	736	5,184
Amounts due to subsidiaries and VIEs	108,120	15,676	108,120
Total current liabilities	113,192	16,412	113,304
Deficit of investments in subsidiaries and VIEs	3,990,362	578,548	3,680,499
TOTAL LIABILITIES	4,103,554	594,960	3,793,803
Additional paid-in capital	7,915,899	1,147,697	7,793,234
Accumulated other comprehensive loss	(64,062)	(9,288)	(143,111)
Statutory reserves	40,380	5,855	40,380
Accumulated deficit	(4,796,503)	(695,428)	(4,809,675)
TOTAL SHAREHOLDERS' EQUITY	3,095,829	448,853	2,880,942
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,199,383	1,043,813	6,674,745
Parent [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	67	10	66
Parent [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	¥ 48	$ 7	¥ 48